Share-Based Compensation (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Oct. 04, 2018	May 31, 2020	Feb. 29, 2016	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, granted					500,000
Number of units, unvested				1,512,500
Number of units, vested				400,000	400,000
Weighted-average contractual term of expected to vest				4 years 18 days
Share-based compensation				$ 555,000	$ 1,387,000
Options expirations term				5 years 3 months 19 days
Options issued to purchase common stock exercisable				7,065,792
Weighted average exercise price				$ 0.88
Weighted average contractual term				4 years 18 days
Weighted average grant date fair value for options granted				$ 0.40
Unrecognized compensation cost of unvested stock option grants				$ 731,000
Stock issued during the period exercised				440,000
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period			10 years
Common stock shares increase under the plan			4,000,000
Share-based compensation, expiration date			Feb. 04, 2026
Number of shares available for issuance under the plan				33,000
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period				10 years
Number of shares available for issuance under the plan				181,000
Common stock, shares reserved				5,000,000
Employees, Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock				2,550,000
Fair value of options issued to purchase common stock				$ 946,000
Option vested description				The vesting terms of the options vary between one and two years and carry a ten year term.
Stock issued during the period				181,998
Mr. Pfanzelter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares units vested amount					$ 739,000
Restricted Stock Unit Awards (RSU's) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, granted				500,000	725,000
Number of units, unvested	2,012,500			2,012,500	1,912,500	1,525,000
Number of units, vested	500,000			400,000	206,250
Unrecognized non-cash compensation costs	$ 227,000			$ 227,000
Weighted-average contractual term of expected to vest	2 years 9 months				2 years 9 months
Compensation cost recognized				$ 232,000
Share-based compensation					$ 1,062,000
Restricted stock units vested description				These RSUs are issued upon settlement date which is defined as "for each Vested Unit, the earliest of (i) the ten-year anniversary of the Grant Date; (ii) sixty days after the date the Grantee's Service ceases for any reason and such cessation constitutes a "separation from service" within the meaning of Section 409A of the Code; (iii) the date of Grantee's death or (iv) the date of a Change in Control that constitutes a "change in control event" within the meaning of Section 409A of the Code".
Restricted Stock Unit Awards (RSU's) [Member] | Vested and Issuable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, vested				1,512,500
Restricted Stock Unit Awards (RSU's) [Member] | Shares Vested During Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized				$ 70,000
Restricted Stock Unit Awards (RSU's) [Member] | Mr. Myers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, granted	500,000	500,000
Restricted Stock Unit Awards (RSU's) [Member] | Henry R. Lambert [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized				$ 162,000
Stock issued during period, shares, share-based compensation				400,000
Restricted Stock Unit Awards (RSU's) [Member] | Consultants and Others [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period				10 years
Restricted Stock Unit Awards (RSU's) [Member] | Consultants and Others [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period				1 year
Restricted Stock Unit Awards (RSU's) [Member] | Consultants and Others [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period				3 years
Restricted Stock Unit Awards (RSU's) [Member] | Mr. Pfanzelter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares units vested amount					$ 489,000